Segmented information	12 Months Ended
Mar. 28, 2020
Segment Reporting [Abstract]
Segmented information
14.	Segmented information:
The Company has two reportable segments Retail and Other. As of March 28, 2020, Retail operated 27 stores across Canada under the Maison Birks brand, 1 retail location in Calgary under the Brinkhaus brand and 2 retail locations in Vancouver under the Graff and Patek Philippe brands. Other consists primarily of our
e-commerce
business, wholesale business and gold exchange program. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 28, 2020, March 30, 2019, and March 31, 2018, respectively, is set forth below:

	Retail			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In thousands)
Sales to external customers	$160,981	$143,499	$141,607	$8,439	$7,550	$5,001	$169,420	$151,049	$146,608
Inter-segment sales	—	—	—	3,606	9,912	13,054	3,606	9,912	13,054
Unadjusted Gross profit	64,210	58,936	55,578	4,074	1,119	2,177	68,284	60,055	57,755
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands)
Unadjusted gross profit	$68,284	$60,055	$57,755
Inventory provisions	(475)	(686)	(1,431)
Other unallocated costs	(3,586)	(998)	(708)
Adjustment of intercompany profit	254	206	77

Gross profit	$64,477	$58,577	$55,693

Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In thousands)
Jewelry and other	$81,736	$91,493	$98,057	$8,439	$7,550	$5,001	$90,175	$99,043	$103,058
Timepieces	79,245	52,006	43,550	—	—	—	79,245	52,006	43,550

	$160,981	$143,499	$141,607	$8,439	$7,550	$5,001	$169,420	$151,049	$146,608